Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis:

	As of December 31, 2019				As of December 31, 2018
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$—	$129,586	$—	$129,586	$350	$234,256	$—	$234,606
Marketable equity securities	870	—	—	870	2,117	—	—	2,117
Non-marketable equity securities	—	—	70,849	70,849	—	—	59,484	59,484
Call option	—	290,971	—	290,971	—	395,095	—	395,095
Foreign exchange contracts	—	6,689	—	6,689	—	2,673	—	2,673
Embedded conversion option	—	—	—	—	—	349	—	349
Interest rate contracts	—	2,474	—	2,474	—	—	—	—
	$870	$429,720	$70,849	$501,439	$2,467	$632,373	$59,484	$694,324
Liabilities:
Foreign exchange contracts	$—	$(1,814)	$—	$(1,814)	$—	$(5,957)	$—	$(5,957)
Interest rate contracts	—	(6,027)	—	(6,027)	—	(18,768)	—	(18,768)
Cash conversion option	—	(292,263)	—	(292,263)	—	(399,262)	—	(399,262)
Contingent consideration	—	—	(162,160)	(162,160)	—	—	(48,971)	(48,971)
	$—	$(300,104)	$(162,160)	$(462,264)	$—	$(423,987)	$(48,971)	$(472,958)

Summary of Activity for Liabilities with Level 3 Inputs	For contingent consideration liabilities with Level 3 inputs, the following table summarizes the activity for the years ended December 31, 2019 and 2018:

(in thousands)	2019	2018
Balance at beginning of year	$(48,971)	$(11,539)
Additions from acquisitions	(132,422)	(53,962)
Payments	11,800	16,530
Gain included in earnings	7,433	—
Balance at end of year	$(162,160)	$(48,971)

Carrying Values and Estimated Fair Values of Long-Term Debt
The table below presents the carrying values and the estimated fair values of financial instruments not presented in the tables above.

	As of December 31, 2019			As of December 31, 2018
(in thousands)	Carrying Amount	Level 1	Level 2	Carrying Amount	Level 1	Level 2
Long-term debt including current portion:
Cash convertible notes	$1,046,511	$1,296,334	$—	$1,439,931	$1,794,000	$—
U.S. Private placement	328,984	—	329,157	398,107	—	391,700
German private placement	330,857	—	334,371	336,168	—	337,768
	$1,706,352	$1,296,334	$663,528	$2,174,206	$1,794,000	$729,468